Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Manufacturers — 5.3%
American Honda Finance Corp.
4.96%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)	$15,617	$15,618,249
5.09%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)(b)	18,979	18,939,903
5.15%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)(b)	11,207	11,205,319
5.23%, 01/12/26(b)	20,000	20,069,200
BMW U.S. Capital LLC
4.51%, 08/12/24, (1 day SOFR + 0.380%)(a)(c)	22,052	21,873,158
4.84%, 04/01/24, (1 day SOFR + 0.530%)(a)(b)(c)	22,675	22,577,044
5.15%, 04/01/25, (1 day SOFR + 0.840%)(a)(c)	9,207	9,144,300
Daimler Trucks Finance North America LLC
4.78%, 06/14/23, (1 day SOFR + 0.500%)(a)(c)	12,477	12,464,274
4.91%, 12/14/23, (1 day SOFR + 0.500%)(a)(c)	8,090	8,076,166
5.05%, 12/13/24, (1 day SOFR + 0.750%)(a)(c)	15,225	15,107,006
5.31%, 04/05/24, (1 day SOFR + 0.750%)(a)(b)(c)	25,445	25,440,420
General Motors Financial Co. Inc.
4.93%, 10/15/24, (1 day SOFR + 0.620%)(a)	14,693	14,338,458
5.03%, 03/08/24, (1 day SOFR + 0.760%)(a)	18,525	18,414,591
5.25%, 02/26/27, (1 day SOFR + 0.620%)(a)	11,285	10,889,799
5.36%, 11/17/23, (1 day SOFR + 1.200%)(a)(b)	30,733	30,716,712
5.61%, 04/07/25, (1 day SOFR + 1.040%)(a)	12,320	12,250,639
Mercedes-Benz Finance North America LLC, 5.35%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	9,814	9,823,912
Nissan Motor Acceptance Corp., 5.37%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)(c)	14,900	14,799,276
Toyota Motor Credit Corp.
4.58%, 06/18/24, (1 day SOFR + 0.260%)(a)	26,944	26,811,975
4.58%, 09/13/24, (1 day SOFR + 0.290%)(a)	15,505	15,454,299
4.63%, 04/06/23, (1 day SOFR + 0.320%)(a)	12,979	12,973,938
4.63%, 01/13/25, (1 day SOFR + 0.290%)(a)	29,399	29,250,241
4.64%, 01/11/24, (1 day SOFR + 0.330%)(a)(b)	26,718	26,704,908
4.87%, 01/10/25	20,000	20,013,200
4.93%, 03/22/24, (1 day SOFR + 0.320%)(a)	5,706	5,718,325
Volkswagen Group of America Finance LLC, 5.21%, 06/07/24(a)(c)	27,565	27,477,619
		456,152,931
Banks — 50.4%
American Express Co.
5.62%, 04/25/26 (Call 04/25/25), (3 mo. LIBOR US + 1.230%)(a)(b)	28,905	28,979,864
5.62%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.180%)(a)	17,520	17,545,054
ANZ New Zealand Int’l Ltd./London, 4.77%, 02/18/25, (1 day SOFR + 0.600%)(a)(c)	12,164	12,123,129
ASB Bank Ltd., 5.72%, 06/14/23, (3 mo. LIBOR US + 0.970%)(a)(b)(c)	11,197	11,223,761
Banco Santander SA
5.41%, 05/24/24, (1 day SOFR + 1.240%)(a)	25,800	25,807,482
5.78%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)	17,132	17,137,140
5.93%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	18,205	18,209,915
Bank of America Corp.
4.99%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(a)	23,242	23,112,774
5.03%, 10/24/24 (Call 10/24/23), (1 day SOFR + 0.730%)(a)(b)	14,787	14,779,015
5.27%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.970%)(a)(b)	15,145	14,877,994
5.30%, 02/05/26 (Call 02/05/25), (3 mo. LIBOR US + 0.770%)(a)(b)	55,665	55,544,764
5.40%, 04/25/25 (Call 04/27/24)(a)(b)	17,440	17,454,998
Security	Par (000)	Value

Banks (continued)
5.53%, 09/15/26, (3 mo. LIBOR US + 0.760%)(a)(b)	$12,050	$11,894,555
5.56%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(a)	57,549	57,569,142
5.64%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(a)	13,915	13,944,361
5.78%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.960%)(a)(b)	22,876	22,919,464
Series 2025, 4.76%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.660%)(a)	29,755	29,560,700
Bank of Montreal
4.56%, 09/15/23, (1 day SOFR + 0.265%)(a)	20,954	20,927,388
4.58%, 04/14/23, (1 day SOFR + 0.270%)(a)	9,204	9,202,803
4.62%, 12/08/23, (1 day SOFR + 0.350%)(a)	24,905	24,831,281
4.63%, 07/09/24, (1 day SOFR + 0.320%)(a)(b)	11,885	11,834,251
4.77%, 01/10/25, (1 day SOFR + 0.465%)(a)	23,791	23,626,842
4.91%, 09/15/26, (1 day SOFR + 0.620%)(a)(b)	13,726	13,285,807
4.97%, 03/10/23, (1 day SOFR + 0.680%)(a)(b)	51,052	51,079,568
4.98%, 03/08/24, (1 day SOFR + 0.710%)(a)	14,549	14,561,221
5.02%, 12/12/24	20,050	20,076,266
5.33%, 06/07/25(a)(b)	12,720	12,706,135
Bank of New York Mellon Corp., 4.92%, 04/25/25 (Call 03/25/25)(a)(b)	14,730	14,664,304
Bank of New York Mellon Corp. (The)4.56%, 04/26/24 (Call 03/26/24), (1 day SOFR + 0.260%)(a)(b)	10,244	10,199,439
Series J, 4.50%, 10/25/24 (Call 09/25/24), (1 day SOFR + 0.200%)(a)(b)	2,661	2,637,290
Bank of New Zealand, 5.11%, 01/27/27, (1 day SOFR + 0.810%)(a)(c)	11,250	11,047,388
Bank of Nova Scotia (The)
4.55%, 09/15/23, (1 day SOFR + 0.260%)(a)	23,123	23,101,264
4.56%, 07/31/24, (1 day SOFR + 0.380%)(a)(b)	21,986	21,875,630
4.75%, 04/15/24, (1 day SOFR + 0.445%)(a)	21,982	21,948,148
4.77%, 01/10/25, (1 day SOFR + 0.460%)(a)(b)	10,705	10,602,553
4.79%, 03/02/26, (1 day SOFR + 0.545%)(a)	8,884	8,716,892
4.84%, 09/15/23, (1 day SOFR + 0.550%)(a)	58,673	58,655,985
4.90%, 09/15/26, (1 day SOFR + 0.610%)(a)(b)	11,120	10,735,582
5.21%, 04/11/25(a)	15,650	15,585,679
5.25%, 03/11/24, (1 day SOFR + 0.960%)(a)	7,402	7,430,942
Banque Federative du Credit Mutuel SA
4.48%, 02/04/25, (1 day SOFR + 0.410%)(a)(c)	26,736	26,272,665
5.77%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(c)	14,305	14,324,312
Barclays PLC, 6.02%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)	54,892	54,979,278
BPCE SA
4.88%, 01/14/25, (1 day SOFR + 0.570%)(a)(b)(c)	5,770	5,685,527
5.98%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(c)	18,506	18,567,440
Canadian Imperial Bank of Commerce
4.65%, 06/22/23, (1 day SOFR + 0.340%)(a)	24,125	24,097,980
4.71%, 12/14/23, (1 day SOFR + 0.400%)(a)(b)	17,801	17,776,079
4.73%, 10/18/24, (1 day SOFR + 0.420%)(a)	22,820	22,708,182
5.11%, 03/17/23, (1 day SOFR + 0.800%)(a)	42,620	42,614,459
5.25%, 04/07/25(a)(b)	21,035	20,796,042
5.39%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	19,776	19,800,918
Citigroup Inc.
4.99%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(a)	17,451	17,287,484
5.00%, 01/25/26 (Call 01/25/25), (1 day SOFR + 1.528%)(a)(b)	20,696	20,414,327
5.06%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(a)(b)	22,255	21,585,570

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.57%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(a)	$20,140	$20,205,656
5.75%, 05/17/24 (Call 05/17/23), (3 mo. LIBOR US + 1.100%)(a)	54,510	54,542,706
5.78%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	37,044	37,125,497
5.84%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.280%)(a)(b)	11,890	11,919,963
6.00%, 07/01/26 (Call 07/01/25), (3 mo. LIBOR US + 1.250%)(a)(b)	23,454	23,767,815
Commonwealth Bank of Australia
4.71%, 07/07/25, (1 day SOFR + 0.400%)(a)(b)(c)	54,716	54,275,536
4.81%, 06/15/26, (1 day SOFR + 0.520%)(a)(c)	17,276	16,996,129
4.93%, 01/10/25	15,500	15,527,900
5.05%, 03/14/25, (1 day SOFR + 0.400%)(a)(b)(c)	47,470	47,592,947
5.28%, 03/14/27, (1 day SOFR + 0.740%)(a)(b)(c)	8,685	8,608,138
5.44%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	5,354	5,355,499
5.59%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	7,800	7,825,116
Cooperatieve Rabobank UA/NY
4.61%, 01/12/24, (1 day SOFR + 0.300%)(a)(b)	30,645	30,512,307
4.69%, 01/10/25, (1 day SOFR + 0.300%)(a)	19,265	19,070,424
Credit Agricole SA/London, 5.84%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(c)	21,259	21,285,999
Credit Suisse AG/New York NY
4.50%, 08/09/23, (1 day SOFR + 0.380%)(a)	32,990	32,529,130
4.70%, 02/02/24, (1 day SOFR + 0.390%)(a)	35,990	35,181,665
5.43%, 02/21/25, (1 day SOFR + 0.380%)(a)	4,750	4,547,413
Credit Suisse Group AG, 5.98%, 06/12/24 (Call 06/12/23), (3 mo. LIBOR US + 1.240%)(a)(c)	34,530	33,304,530
Danske Bank A/S, 5.80%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	15,244	15,248,116
DBS Group Holdings Ltd., 4.46%, 11/22/24, (1 day SOFR + 0.300%)(a)(c)	5,750	5,708,370
Deutsche Bank AG/New York NY 5.37%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(a)(b)	10,900	10,266,492
5.97%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)(b)	14,275	14,275,428
Series E, 4.59%, 11/08/23, (1 day SOFR + 0.500%)(a)(b)	25,640	25,530,774
DNB Bank ASA, 5.14%, 03/28/25 (Call 03/28/24), (3 mo. LIBOR US + 0.390%)(a)(c)	11,734	11,673,101
Federation des Caisses Desjardins du Quebec, 4.62%, 05/21/24, (1 day SOFR + 0.430%)(a)(b)(c)	8,751	8,708,295
Goldman Sachs Group Inc. (The)
4.79%, 09/10/24 (Call 09/10/23), (1 day SOFR + 0.500%)(a)	14,514	14,465,233
4.79%, 10/21/24 (Call 10/21/23), (1 day SOFR + 0.490%)(a)(b)	21,691	21,586,449
4.85%, 03/08/24 (Call 03/08/23), (1 day SOFR + 0.580%)(a)(b)	23,401	23,340,157
5.00%, 01/24/25 (Call 01/24/24), (1 day SOFR + 0.620%)(a)(b)	23,720	23,575,308
5.07%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.540%)(a)	10,180	9,889,666
5.09%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.810%)(a)	15,715	15,256,436
5.11%, 09/10/27 (Call 09/10/26)(a)(b)	11,400	11,027,448
5.22%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.920%)(a)(b)	11,245	10,908,325
5.44%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	93,118	93,116,138
5.68%, 03/15/24, (1 day SOFR + 1.390%)(a)(b)	10,050	10,122,863
Security	Par (000)	Value

Banks (continued)
6.33%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	$65,156	$65,823,849
6.55%, 10/28/27 (Call 10/28/26), (3 mo. LIBOR US + 1.750%)(a)(b)	37,500	38,605,125
Series., 5.78%, 05/15/26 (Call 05/15/25), (3 mo. LIBOR US + 1.170%)(a)	57,085	57,562,231
HSBC Holdings PLC
4.75%, 11/22/24 (Call 11/22/23), (1 day SOFR + 0.580%)(a)(b)	20,247	19,920,618
5.67%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 1.000%)(a)	72,600	72,662,436
5.70%, 03/10/26 (Call 03/10/25), (1 day SOFR + 0.580%)(a)(b)	17,875	17,850,154
5.97%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.230%)(a)(b)	19,383	19,247,125
6.12%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 0.380%)(a)(b)	27,353	27,127,064
Huntington National Bank (The), 5.35%, 05/16/25 (Call 05/16/24), (1 day SOFR + 1.190%)(a)(b)	12,900	12,868,266
ING Groep NV
5.32%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.010%)(a)	16,650	16,121,196
5.75%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	21,016	21,054,459
5.95%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.010%)(a)(b)	14,479	14,458,874
International Bank for Reconstruction & Development, 4.68%, 01/12/27	70,000	70,027,300
JPMorgan Chase & Co.
4.77%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.535%)(a)(b)	16,899	16,750,289
4.88%, 03/16/24 (Call 03/16/23), (1 day SOFR + 0.580%)(a)(b)	45,142	45,118,526
4.89%, 06/23/25 (Call 06/23/24), (1 day SOFR + 0.580%)(a)(b)	14,874	14,721,095
4.89%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.600%)(a)	13,450	13,279,992
5.08%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(a)(b)	18,600	18,113,796
5.12%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.920%)(a)	28,051	27,779,186
5.19%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(a)(b)	17,865	17,554,149
5.28%, 06/14/25 (Call 06/14/24)(a)(b)	25,535	25,537,298
5.55%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)(b)	26,747	26,773,747
5.66%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 0.850%)(a)(b)	18,708	18,672,268
5.71%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	37,107	37,125,182
KeyBank NA/Cleveland OH, 4.63%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.320%)(a)	14,500	14,461,140
Kreditanstalt fuer Wiederaufbau, 5.10%, 02/12/24, (1 day SOFR + 1.000%)(a)	55,850	56,355,442
Macquarie Bank Ltd.
4.61%, 04/06/23, (1 day SOFR + 0.300%)(a)(c)	1,965	1,963,959
5.62%, 03/21/25, (1 day SOFR + 0.300%)(a)(b)(c)	19,860	19,905,082
Macquarie Group Ltd.
5.02%, 10/14/25 (Call 10/14/24), (1 day SOFR + 0.710%)(a)(c)	17,552	17,274,327
5.23%, 09/23/27 (Call 09/23/26), (1 day SOFR + 0.920%)(a)(c)	15,245	14,735,055

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.07%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(a)(c)	$21,447	$21,459,439
Mitsubishi UFJ Financial Group Inc.
5.52%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	26,565	26,572,704
5.65%, 09/12/25 (Call 09/12/24)(a)(b)	16,680	16,671,493
5.68%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	66,670	66,793,339
5.96%, 07/18/25 (Call 07/18/24)(a)(b)	15,000	15,042,450
Mizuho Financial Group Inc.
5.12%, 05/22/26 (Call 05/22/25), (1 day SOFR + 0.960%)(a)(b)	27,035	26,801,958
5.34%, 09/08/24 (Call 09/08/23), (3 mo. LIBOR US + 0.610%)(a)	13,090	13,049,945
5.39%, 05/25/24 (Call 05/25/23), (3 mo. LIBOR US + 0.630%)(a)	41,620	41,537,176
5.56%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)	30,257	30,261,236
5.74%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	24,465	24,535,949
5.80%, 07/10/24 (Call 07/10/23), (3 mo. LIBOR US + 0.990%)(a)	16,630	16,638,814
Morgan Stanley
4.93%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(a)(b)	48,596	48,281,098
5.13%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.950%)(a)(b)	28,130	27,986,818
5.47%, 04/17/25 (Call 04/17/24), (1 day SOFR + 0.950%)(a)(b)	17,685	17,731,688
5.77%, 05/08/24 (Call 05/08/23), (3 mo. LIBOR US + 1.220%)(a)(b)	70,676	70,825,126
National Australia Bank Ltd.
4.69%, 01/12/25, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	35,260	34,926,793
4.96%, 01/12/27, (1 day SOFR + 0.380%)(a)(b)(c)	14,705	14,448,104
5.41%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	7,860	7,837,913
National Australia Bank Ltd./New York, 5.14%, 06/09/25(a)(b)(c)	22,940	22,911,554
National Bank of Canada, 4.57%, 08/06/24, (1 day SOFR + 0.490%)(a)(b)	16,840	16,781,228
Natwest Group PLC, 6.27%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	33,728	33,807,935
NatWest Markets PLC
4.66%, 08/12/24, (1 day SOFR + 0.530%)(a)(c)	8,665	8,542,304
5.07%, 09/29/26, (1 day SOFR + 0.760%)(a)(c)	13,124	12,644,580
5.76%, 03/22/25, (1 day SOFR + 0.760%)(a)(b)(c)	15,700	15,636,101
Nordea Bank Abp, 5.21%, 06/06/25(a)(b)(c)	12,045	11,997,543
Royal Bank of Canada
4.61%, 01/19/24, (1 day SOFR + 0.300%)(a)	24,944	24,896,856
4.65%, 10/07/24, (1 day SOFR + 0.340%)(a)	13,942	13,874,521
4.66%, 07/29/24, (1 day SOFR + 0.360%)(a)	21,065	20,979,897
4.74%, 01/21/25, (1 day SOFR + 0.590%)(a)(b)	10,390	10,317,997
4.75%, 10/26/23, (1 day SOFR + 0.450%)(a)	31,858	31,822,319
4.83%, 01/20/26, (1 day SOFR + 0.525%)(a)	9,023	8,886,121
4.87%, 04/27/26, (1 day SOFR + 0.570%)(a)	12,163	11,947,350
4.91%, 11/02/26, (1 day SOFR + 0.590%)(a)	10,445	10,193,276
5.01%, 01/21/27, (1 day SOFR + 0.440%)(a)	8,716	8,508,995
5.39%, 01/12/26	18,500	18,565,305
5.44%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)(b)	12,600	12,621,924
Shinhan Bank Co. Ltd., 6.50%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	15,645	15,933,337
Skandinaviska Enskilda Banken AB
5.08%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(c)	18,079	18,064,175
5.24%, 06/09/25(a)(b)(c)	19,850	19,740,031
Security	Par (000)	Value

Banks (continued)
Societe Generale SA, 5.35%, 01/21/26 (Call 01/21/25), (3 mo. LIBOR US + 0.320%)(a)(b)(c)	$29,467	$28,839,353
Standard Chartered PLC
5.12%, 11/23/25 (Call 11/23/24), (1 day SOFR + 0.930%)(a)(c)	17,965	17,592,765
6.05%, 03/30/26 (Call 03/30/25), (1 day SOFR + 0.930%)(a)(c)	14,305	14,330,606
Sumitomo Mitsui Financial Group Inc.
5.19%, 01/14/27, (3 mo. LIBOR US + 0.080%)(a)	18,625	18,223,818
5.59%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	27,485	27,515,783
5.66%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	20,989	21,044,411
5.74%, 01/13/26	10,000	10,056,600
Sumitomo Mitsui Trust Bank Ltd., 4.75%, 09/16/24, (1 day SOFR + 0.440%)(a)(b)(c)	26,270	26,091,889
Svenska Handelsbanken AB, 5.19%, 06/10/25(a)(b)(c)	19,650	19,516,970
Swedbank AB, 5.22%, 04/04/25, (1 day SOFR + 0.440%)(a)(c)	9,645	9,592,049
Toronto-Dominion Bank
4.72%, 01/10/25, (1 day SOFR + 0.590%)(a)(b)	10,600	10,501,950
5.18%, 03/08/24, (1 day SOFR + 0.410%)(a)	15,455	15,514,347
Toronto-Dominion Bank (The)
4.46%, 06/02/23, (1 day SOFR + 0.220%)(a)(b)	15,753	15,737,247
4.60%, 03/04/24, (1 day SOFR + 0.355%)(a)	27,945	27,895,817
4.64%, 09/10/24, (1 day SOFR + 0.350%)(a)(b)	31,010	30,858,671
4.76%, 09/28/23, (1 day SOFR + 0.450%)(a)(b)	10,431	10,427,871
4.88%, 09/10/26, (1 day SOFR + 0.590%)(a)(b)	10,197	9,952,782
5.27%, 06/06/25(a)(b)	14,815	14,849,075
5.44%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	16,527	16,541,709
Truist Bank
4.51%, 01/17/24 (Call 03/03/23), (1 day SOFR + 0.200%)(a)	36,625	36,517,323
5.01%, 03/09/23 (Call 02/09/23), (1 day SOFR + 0.730%)(a)(b)	707	706,880
Truist Financial Corp., 4.68%, 06/09/25 (Call 06/09/24), (1 day SOFR + 0.400%)(a)(b)	44,425	43,786,169
UBS AG London, 4.78%, 01/13/25 (Call 12/13/24), (1 day SOFR + 0.450%)(a)(c)	10,130	10,089,683
UBS AG/London
4.48%, 02/09/24, (1 day SOFR + 0.360%)(a)(c)	37,100	37,051,028
4.56%, 06/01/23, (1 day SOFR + 0.320%)(a)(b)(c)	27,519	27,496,985
4.57%, 08/09/24, (1 day SOFR + 0.450%)(a)(c)	35,180	35,115,972
UBS Group AG, 5.71%, 05/12/26 (Call 05/12/25), (1 day SOFR + 1.580%)(a)(b)(c)	21,150	21,242,637
United Overseas Bank Ltd, 5.01%, 04/07/25(a)(b)(c)	1,205	1,203,650
Westpac Banking Corp.
4.47%, 11/18/24, (1 day SOFR + 0.300%)(a)(b)	26,470	26,367,296
4.77%, 06/03/26, (1 day SOFR + 0.520%)(a)(b)	10,295	10,137,487
5.21%, 08/26/25, (1 day SOFR + 1.000%)(a)(b)	19,365	19,419,803
5.33%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	21,308	21,331,439
5.51%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	18,124	18,197,765
		4,307,072,454
Chemicals — 0.1%
DuPont de Nemours Inc., 5.72%, 11/15/23, (3 mo. LIBOR US + 1.110%)(a)(b)	8,411	8,446,579

Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital U.S. LLC, 5.20%, 03/24/24 (Call 03/24/23)(a)	9,905	9,916,787

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.99%, 09/29/23, (1 day SOFR + 0.680%)(a)(b)	20,405	20,254,615

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
4.29%, 11/03/23, (1 day SOFR + 0.230%)(a)	$13,383	$13,326,256
4.72%, 11/04/26 (Call 10/04/26), (1 day SOFR + 0.650%)(a)(b)	27,173	26,804,262
4.78%, 05/03/24(a)(b)	23,355	23,396,338
5.18%, 03/04/25 (Call 02/01/25), (1 day SOFR + 0.930%)(a)	16,860	16,901,307
5.21%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(a)(b)	17,465	17,482,814
BOC Aviation Ltd., 5.85%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(a)(b)(d)	18,940	18,932,424
Capital One Financial Corp.
4.96%, 12/06/24 (Call 12/06/23), (1 day SOFR + 0.690%)(a)	28,949	28,654,010
5.46%, 05/09/25 (Call 05/09/24), (1 day SOFR + 1.350%)(a)	15,400	15,298,052
Charles Schwab Corp., 5.30%, 03/03/27 (Call 02/03/27), (1 day SOFR + 0.520%)(a)	25,050	24,813,779
Charles Schwab Corp. (The)
4.65%, 05/13/26 (Call 04/13/26), (1 day SOFR + 0.520%)(a)	22,507	22,026,926
4.82%, 03/18/24 (Call 02/18/24), (1 day SOFR + 0.500%)(a)(b)	38,689	38,694,417
		266,585,200
Electric — 4.0%
American Electric Power Co. Inc., Series A, 5.29%, 11/01/23 (Call 03/03/23), (3 mo. LIBOR US + 0.480%)(a)(b)	21,400	21,303,486
CenterPoint Energy Inc., 4.78%, 05/13/24 (Call 02/16/23), (1 day SOFR + 0.650%)(a)(b)	25,388	25,114,317
Dominion Energy Inc., Series D, 5.30%, 09/15/23 (Call 02/21/23), (3 mo. LIBOR US + 0.530%)(a)(b)	36,033	36,041,648
Duke Energy Corp., 4.54%, 06/10/23, (1 day SOFR + 0.250%)(a)(b)	12,031	11,999,599
Eversource Energy, 4.39%, 08/15/23, (1 day SOFR + 0.250%)(a)(b)	6,252	6,228,617
Florida Power & Light Co.
4.35%, 05/10/23 (Call 02/13/23), (1 day SOFR + 0.250%)(a)(b)	34,076	34,048,058
4.69%, 01/12/24 (Call 02/13/23), (1 day SOFR + 0.250%)(a)(b)	36,118	36,016,870
National Rural Utilities Cooperative Finance Corp.
4.49%, 08/07/23, (1 day SOFR + 0.330%)(a)(b)	2,605	2,604,427
Series D, 4.64%, 10/18/24, (1 day SOFR + 0.330%)(a)(b)	12,355	12,211,682
NextEra Energy Capital Holdings Inc.
4.46%, 11/03/23 (Call 03/03/23), (1 day SOFR + 0.400%)(a)	41,824	41,777,575
4.78%, 03/01/23, (1 day SOFR + 0.540%)(a)	19,348	19,339,487
5.33%, 03/21/24 (Call 03/03/23), (1 day SOFR + 0.400%)(a)(b)	15,400	15,391,530
PPL Electric Utilities Corp., 4.64%, 06/24/24 (Call 02/13/23), (1 day SOFR + 0.330%)(a)(b)	24,804	24,579,028
Southern California Edison Co.
4.95%, 04/03/23, (1 day SOFR + 0.640%)(a)(b)	2,292	2,289,181
5.14%, 04/01/24 (Call 04/01/23), (1 day SOFR + 0.830%)(a)(b)	18,163	18,112,870
Southern Co. (The), Series 2021, 4.47%, 05/10/23 (Call 03/03/23), (1 day SOFR + 0.370%)(a)(b)	37,875	37,839,019
		344,897,394
Security	Par (000)	Value

Entertainment — 0.2%
Magallanes Inc., 6.07%, 03/15/24, (1 day SOFR + 1.310%)(a)(b)(c)	$18,530	$18,557,239

Food — 0.2%
General Mills Inc., 5.84%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	14,559	14,616,071

Gas — 0.7%
Atmos Energy Corp., 5.10%, 03/09/23 (Call 03/03/23), (3 mo. LIBOR US + 0.380%)(a)(b)	420	419,916
CenterPoint Energy Resources Corp., 5.28%, 03/02/23, (3 mo. LIBOR US + 0.500%)(a)	23,559	23,526,253
Southern California Gas Co., 5.10%, 09/14/23 (Call 03/03/23), (3 mo. LIBOR US + 0.350%)(a)(b)	22,432	22,386,687
Spire Missouri Inc., 4.74%, 12/02/24 (Call 03/03/23), (1 day SOFR + 0.370%)(a)(b)	12,065	11,985,371
		58,318,227
Health Care - Products — 0.7%
Baxter International Inc.
4.50%, 12/01/23(a)(b)	16,760	16,659,105
4.65%, 11/29/24(a)	8,415	8,267,233
Thermo Fisher Scientific Inc.
4.70%, 10/18/23 (Call 03/03/23), (1 day SOFR + 0.390%)(a)	18,760	18,718,728
4.84%, 10/18/24 (Call 03/03/23), (1 day SOFR + 0.530%)(a)	14,847	14,795,629
		58,440,695
Health Care - Services — 0.5%
Roche Holdings Inc.
4.49%, 03/05/24, (1 day SOFR + 0.240%)(a)(c)	8,169	8,140,653
4.62%, 09/11/23, (1 day SOFR + 0.240%)(a)(c)	18,175	18,157,007
4.85%, 03/10/25, (1 day SOFR + 0.330%)(a)(b)(c)	19,080	19,044,702
		45,342,362
Insurance — 5.5%
AIG Global Funding, 4.67%, 12/15/23, (1 day SOFR + 0.380%)(a)(b)(c)	8,200	8,189,914
Athene Global Funding
4.73%, 08/19/24, (1 day SOFR + 0.560%)(a)(c)	15,870	15,471,346
4.90%, 05/24/24, (1 day SOFR + 0.700%)(a)(c)	64,160	63,595,392
5.02%, 01/07/25, (1 day SOFR + 0.715%)(a)(c)	10,990	10,693,929
Brighthouse Financial Global Funding
4.51%, 02/24/23, (1 day SOFR + 0.310%)(a)(b)(c)	5,542	5,537,677
5.07%, 04/12/24, (1 day SOFR + 0.760%)(a)(c)	16,380	16,370,500
Equitable Financial Life Global Funding, 4.70%, 04/06/23, (1 day SOFR + 0.390%)(a)(b)(c)	5,582	5,581,833
GA Global Funding Trust
4.79%, 09/13/24, (1 day SOFR + 0.500%)(a)(b)(c)	20,670	20,152,630
5.67%, 04/11/25, (1 day SOFR + 0.500%)(a)(b)(c)	19,590	19,194,086
MassMutual Global Funding II
4.46%, 06/02/23, (1 day SOFR + 0.220%)(a)(b)(c)	2,806	2,804,822
4.57%, 10/21/24, (1 day SOFR + 0.270%)(a)(b)(c)	18,198	18,126,482
4.67%, 04/12/24, (1 day SOFR + 0.360%)(a)(b)(c)	21,662	21,648,136
5.18%, 03/21/25, (1 day SOFR + 0.270%)(a)(b)(c)	3,300	3,313,827
Metropolitan Life Global Funding I
4.61%, 09/27/24, (1 day SOFR + 0.300%)(a)(b)(c)	6,825	6,785,825
4.63%, 01/07/24, (1 day SOFR + 0.320%)(a)(b)(c)	15,282	15,241,961
5.22%, 03/21/25, (1 day SOFR + 0.910%)(a)(c)	13,084	13,000,655
New York Life Global Funding
4.27%, 02/02/23, (1 day SOFR + 0.220%)(a)(b)(c)	17,494	17,494,000
4.50%, 06/30/23, (1 day SOFR + 0.190%)(a)(c)	4,469	4,465,246
4.61%, 04/26/24, (1 day SOFR + 0.310%)(a)(c)	6,826	6,820,266

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.64%, 01/14/25, (1 day SOFR + 0.190%)(a)(b)(c)	$10,285	$10,180,504
4.66%, 10/21/23, (1 day SOFR + 0.360%)(a)(c)	3,805	3,803,782
4.68%, 06/06/24(a)(c)	21,645	21,649,978
4.76%, 06/09/26, (1 day SOFR + 0.480%)(a)(c)	15,955	15,480,179
4.91%, 04/21/25, (1 day SOFR + 0.330%)(a)(c)	19,800	19,660,014
Northwestern Mutual Global Funding, 4.63%, 03/25/24, (1 day SOFR + 0.330%)(a)(b)(c)	12,596	12,564,006
Pacific Life Global Funding II
4.87%, 06/04/26, (1 day SOFR + 0.620%)(a)(c)	16,550	15,955,855
5.05%, 12/06/24	25,000	24,987,750
5.11%, 03/30/25, (1 day SOFR+ 0.800%)(a)(c)	15,500	15,366,080
Pacific Life Global Funding II., 4.70%, 01/27/25, (1 day SOFR + 0.620%)(a)(b)(c)	4,355	4,306,790
Principal Life Global Funding II
4.58%, 08/23/24, (1 day SOFR + 0.380%)(a)(b)(c)	9,021	8,914,101
4.76%, 04/12/24, (1 day SOFR + 0.450%)(a)(b)(c)	8,693	8,667,356
Protective Life Global Funding
5.29%, 03/28/25, (1 day SOFR + 0.380%)(a)(b)(c)	12,175	12,176,583
5.34%, 12/11/24	25,000	25,041,250
		473,242,755
Internet — 0.3%
Tencent Holdings Ltd., 5.69%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(d)	26,923	26,836,577

Machinery — 1.5%
Caterpillar Financial Services Corp.
4.41%, 05/17/24, (1 day SOFR + 0.245%)(a)(b)	17,350	17,250,237
4.48%, 01/10/24, (1 day SOFR + 0.170%)(a)	25,527	25,445,314
4.55%, 11/13/23, (1 day SOFR + 0.450%)(a)(b)	1,545	1,543,748
4.56%, 09/13/24, (1 day SOFR + 0.270%)(a)(b)	29,512	29,410,479
John Deere Capital Corp.
4.43%, 07/10/23, (1 day SOFR + 0.120%)(a)(b)	15,213	15,184,704
4.51%, 10/11/24, (1 day SOFR + 0.200%)(a)(b)	18,574	18,466,271
4.80%, 03/07/25, (1 day SOFR + 0.200%)(a)(b)	9,135	9,117,735
5.27%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	13,009	13,025,782
		129,444,270
Manufacturing — 0.5%
3M Co., 4.95%, 02/14/24, (3 mo. LIBOR US + 0.300%)(a)(b)	7,652	7,639,833
General Electric Co., 4.91%, 05/05/26, (3 mo. LIBOR US + 0.380%)(a)(b)	32,748	31,872,319
		39,512,152
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.46%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	31,791	31,969,984
Comcast Corp., 5.42%, 04/15/24, (3 mo. LIBOR US + 0.630%)(a)(b)	19,591	19,675,241
		51,645,225
Oil & Gas — 0.7%
Chevron Corp., 5.53%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)(b)	18,470	18,508,233
Chevron USA Inc., 4.85%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	18,810	18,800,971
Shell International Finance BV, 5.05%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	20,310	20,342,902
		57,652,106
Pharmaceuticals — 1.1%
AstraZeneca PLC, 5.31%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	11,913	11,922,173
Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC, 5.78%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(c)	$44,975	$45,011,880
Cigna Corp., 5.68%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(a)(b)	29,323	29,380,766
Pfizer Inc., 5.10%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	7,558	7,560,796
		93,875,615
Pipelines — 0.5%
Enbridge Inc.
4.56%, 02/17/23, (1 day SOFR + 0.400%)(a)	17,211	17,204,804
4.79%, 02/16/24, (1 day SOFR + 0.630%)(a)(b)	22,790	22,708,184
		39,912,988
Real Estate Investment Trusts — 0.5%
Public Storage, 4.77%, 04/23/24 (Call 03/03/23), (1 day SOFR + 0.470%)(a)(b)	26,286	26,206,353
Simon Property Group LP, 4.74%, 01/11/24 (Call 03/03/23), (3 mo. LIBOR US + 0.170%)(a)(b)	17,525	17,414,067
		43,620,420
Retail — 0.1%
Starbucks Corp., 4.55%, 02/14/24 (Call 02/14/23), (1 day SOFR + 0.420%)(a)(b)	4,038	4,026,976

Semiconductors — 0.1%
Analog Devices Inc., 4.56%, 10/01/24, (1 day SOFR + 0.250%)(a)(b)	12,458	12,264,776

Telecommunications — 2.8%
AT&T Inc.
4.95%, 03/25/24 (Call 03/03/23), (1 day SOFR + 0.640%)(a)	23,351	23,339,791
5.92%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	74,100	74,883,237
Verizon Communications Inc.
4.81%, 03/22/24, (1 day SOFR + 0.500%)(a)	15,684	15,625,342
5.10%, 03/20/26, (1 day SOFR + 0.790%)(a)	24,141	24,054,817
5.71%, 05/15/25 (Call 03/15/25), (3 mo. LIBOR US + 1.100%)(a)	78,181	79,204,389
Vodafone Group PLC, 5.78%, 01/16/24, (3 mo. LIBOR US + 0.990%)(a)(b)	18,886	18,924,905
		236,032,481
Transportation — 0.2%
United Parcel Service Inc., 5.20%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)(b)	13,702	13,703,644

Total Corporate Bonds & Notes — 79.7%
(Cost: $6,830,261,450)		6,810,115,924

Foreign Government Obligations(e)

Canada — 1.5%
CPPIB Capital Inc.
5.52%, 03/11/26, (1 day SOFR + 1.250%)(a)(c)	42,820	43,811,711
5.56%, 04/04/25, (1 day SOFR + 1.250%)(a)(b)(c)	47,050	47,843,263
PSP Capital Inc., 4.47%, 03/03/25, (1 day SOFR + 0.240%)(a)(c)	36,865	36,732,655
		128,387,629
Netherlands — 0.0%
BNG Bank NV, 5.03%, 08/05/26, (1 day SOFR + 1.000%)(a)(c)	700	712,201

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Norway — 1.3%
Kommunalbanken AS
4.46%, 10/27/23, (1 day SOFR + 0.160%)(a)(b)(c)	$44,992	$44,983,002
5.31%, 06/17/26, (1 day SOFR + 1.000%)(a)(b)(c)	63,430	64,557,151
		109,540,153
South Korea — 0.4%
Export-Import Bank of Korea, 5.54%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)(b)	22,485	22,519,852
Korea Development Bank (The), 4.50%, 03/09/24, (1 day SOFR + 0.250%)(a)	15,100	15,069,196
		37,589,048
Supranational — 11.8%
Asian Development Bank
5.18%, 08/27/26, (1 day SOFR + 1.000%)(a)	43,325	44,269,052
5.29%, 06/16/26, (1 day SOFR + 1.000%)(a)(b)	34,945	35,679,893
5.31%, 04/06/27, (1 day SOFR + 1.000%)(a)	49,258	50,472,702
Asian Infrastructure Investment Bank (The)
4.53%, 04/15/26, (1 day SOFR + 0.220%)(a)(b)(c)	1,000	990,630
4.74%, 08/16/27(a)(b)(c)	38,850	38,825,913
European Bank for Reconstruction & Development
4.50%, 04/14/26, (1 day SOFR + 0.190%)(a)(b)	54,395	54,207,337
4.55%, 03/13/23, (1 day SOFR + 0.260%)(a)	8,835	8,836,679
4.59%, 10/15/24, (1 day SOFR + 0.280%)(a)(b)	56,250	56,362,500
European Investment Bank
4.53%, 03/05/24, (1 day SOFR + 0.280%)(a)(c)	55,128	55,212,897
5.30%, 01/21/26, (1 day SOFR + 1.000%)(a)(c)	58,615	59,844,743
Inter-American Development Bank
4.25%, 02/04/25, (1 day SOFR + 0.250%)(a)	19,610	19,638,827
4.27%, 02/10/26, (1 day SOFR + 0.200%)(a)(b)	78,509	78,399,872
4.46%, 09/16/26, (1 day SOFR + 0.170%)(a)(b)	43,527	43,301,095
4.59%, 04/12/27, (1 day SOFR + 0.170%)(a)(b)	60,450	60,176,766
Inter-American Investment Corp., 4.58%, 03/22/24, (1 day SOFR + 0.270%)(a)	1,500	1,499,430
International Bank for Reconstruction & Development
4.33%, 08/06/24, (1 day SOFR + 0.300%)(a)(b)	66,528	66,684,341
4.47%, 06/15/26, (1 day SOFR + 0.130%)(a)(b)	44,915	44,714,230
4.58%, 08/19/27(a)	71,300	71,389,838
4.62%, 09/18/25, (1 day SOFR + 0.310%)(a)	45,180	45,269,004
4.62%, 09/23/26(a)(b)	44,500	44,474,190
4.70%, 06/17/24, (1 day SOFR + 0.390%)(a)	46,970	47,137,683
International Finance Corp.
4.40%, 06/30/23, (1 day SOFR + 0.090%)(a)	15,750	15,748,425
4.40%, 04/03/24, (1 day SOFR + 0.090%)(a)	20,330	20,327,967
Security	Par/ Shares (000)	Value

Supranational (continued)
Nordic Investment Bank, 5.10%, 05/12/26, (1 day SOFR + 1.000%)(a)	$40,855	$41,748,499
		1,005,212,513
Sweden — 0.9%
Svensk Exportkredit AB
4.99%, 08/03/26(a)	34,220	34,712,083
5.17%, 05/25/23, (1 day SOFR + 1.000%)(a)(b)	42,335	42,437,874
		77,149,957

Total Foreign Government Obligations — 15.9%
(Cost: $1,362,068,030)		1,358,591,501

Total Long-Term Investments — 95.6%
(Cost: $8,192,329,480)		8,168,707,425

Short-Term Securities

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	243,779	243,925,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(f)(g)	399,202	399,202,000

Total Short-Term Securities — 7.5%
(Cost: $642,948,154)		643,127,455

Total Investments — 103.1%
(Cost: $8,835,277,634)		8,811,834,880

Liabilities in Excess of Other Assets — (3.1)%		(265,597,496)

Net Assets — 100.0%		$8,546,237,384

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	U.S. dollar denominated security issued by foreign domiciled entity. (f) Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$222,164,418	$21,571,853	(a)	$—	$32,512	$156,672	$243,925,455	243,779	$375,458	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	398,752,000	450,000	(a)	—	—	—	399,202,000	399,202	2,197,469		184
					$32,512	$156,672	$643,127,455		$2,572,927		$184

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,810,115,924	$—	$6,810,115,924
Foreign Government Obligations	—	1,358,591,501	—	1,358,591,501
Short-Term Securities
Money Market Funds	643,127,455	—	—	643,127,455
	$643,127,455	$8,168,707,425	$—	$8,811,834,880

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate